MARKETABLE SECURITIES (Investments In Marketable Securities) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
Schedule of Available-for-sale Securities [Line Items]
Cost	$ 4,020	$ 4,804
Gross unrealized Gains	2,127	1,076
Gross unrealized Losses		(41)
Fair value	6,147	5,839
Marketable securities	3,000
Equity Securities [Member]
Schedule of Available-for-sale Securities [Line Items]
Cost	4,020	4,804
Gross unrealized Gains	2,127	1,076
Gross unrealized Losses		(41)
Fair value	$ 6,147	$ 5,839